5. EXPLORATION AND EVALUATION ASSETS: Schedule of Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Exploration and Evaluation Assets, Starting Balance	$ 3,728,231	$ 2,700,511
Exploration and Evaluation Assets, Property acquisition	317,262	199,625
Exploration and Evaluation Assets, Aircraft charter	30,366	52,412
Exploration and Evaluation Assets, Camp, travel and meals	74,246	230,239
Exploration and Evaluation Assets, Community relations	1,420	2,840
Exploration and Evaluation Assets, Drilling	547,112
Exploration and Evaluation Assets, Field equipment rental	19,886	44,137
Exploration and Evaluation Assets, Field supplies and maps	21,424	37,525
Exploration and Evaluation Assets, Geochemical	131,147	18,430
Exploration and Evaluation Assets, Geological consulting	449,984	550,140
Exploration and Evalutation Assets - Geophysics	45,753
Exploration and Evaluation Assets, Legal and accounting	3,873	3,364
Exploration and Evaluation Assets, Licence and permits	131,229	69,649
Exploration and Evaluation Assets, Management fees	121,169
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	13,881
Exploration and Evalutation Assets - Trenching	31,267
Exploration and Evaluation Assets, Recovered exploration expenditures	(1,248,841)	(574,980)
Exploration and Evalutation Assets - Writedown of Properties	(87,338)
Exploration and Evaluation Assets, Net Additions	603,840	1,027,801
Exploration and Evaluation Assets, Foreign Currency Translation	(6,509)	(81)
Exploration and Evaluation Assets, Ending Balance	4,325,562	3,728,231
Exploration and Evaluation Assets - Drilling		315,801
Exploration and Evalutation Assets - Management fees		45,503
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		73,116
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		(40,000)
USA, Horsethief
Exploration and Evaluation Assets, Starting Balance	173,156	223,045
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	45,929	37,230
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	540,092
Exploration and Evaluation Assets, Field equipment rental	13,094	9,652
Exploration and Evaluation Assets, Field supplies and maps	12,761	4,048
Exploration and Evaluation Assets, Geochemical	114,324	7,133
Exploration and Evaluation Assets, Geological consulting	245,193	141,211
Exploration and Evalutation Assets - Geophysics	45,753
Exploration and Evaluation Assets, Legal and accounting	3,335	790
Exploration and Evaluation Assets, Licence and permits	43,400	15,103
Exploration and Evaluation Assets, Management fees	121,169
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	31,267
Exploration and Evaluation Assets, Recovered exploration expenditures	(1,210,473)	(292,762)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	5,844	(49,889)
Exploration and Evaluation Assets, Foreign Currency Translation	(363)	0
Exploration and Evaluation Assets, Ending Balance	178,637	173,156
Exploration and Evaluation Assets - Drilling		0
Exploration and Evalutation Assets - Management fees		27,706
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		0
Twin Canyon
Exploration and Evaluation Assets, Starting Balance	0
Exploration and Evaluation Assets, Property acquisition	185,012
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	16,353
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	3,266
Exploration and Evaluation Assets, Geochemical	11,375
Exploration and Evaluation Assets, Geological consulting	106,014
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	0
Exploration and Evaluation Assets, Licence and permits	29,316
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evaluation Assets, Net Additions	351,336
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	351,336	0
USA, Bellview
Exploration and Evaluation Assets, Starting Balance	85,548	95,291
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	24,749
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0	7,931
Exploration and Evaluation Assets, Field supplies and maps	0	409
Exploration and Evaluation Assets, Geochemical	1,870	0
Exploration and Evaluation Assets, Geological consulting	71	20,196
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	0	552
Exploration and Evaluation Assets, Licence and permits	10,368	10,327
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	(124,502)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	12,309	(9,743)
Exploration and Evaluation Assets, Foreign Currency Translation	(71)	0
Exploration and Evaluation Assets, Ending Balance	97,786	85,548
Exploration and Evaluation Assets - Drilling		0
Exploration and Evalutation Assets - Management fees		10,866
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		39,729
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		0
USA, BP
Exploration and Evaluation Assets, Starting Balance	248,975	248,975
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	23,130
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0	3,515
Exploration and Evaluation Assets, Field supplies and maps	0	1,025
Exploration and Evaluation Assets, Geochemical	1,478	12,101
Exploration and Evaluation Assets, Geological consulting	1,701	72,553
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	0	1,781
Exploration and Evaluation Assets, Licence and permits	33,424	33,298
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(25,009)	(154,334)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	11,594	0
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	260,569	248,975
Exploration and Evaluation Assets - Drilling		0
Exploration and Evalutation Assets - Management fees		6,931
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		0
USA, Others
Exploration and Evaluation Assets, Starting Balance	23,404	23,038
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	0	0
Exploration and Evaluation Assets, Legal and accounting	0	187
Exploration and Evaluation Assets, Licence and permits	3,501	3,561
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(3,359)	(3,382)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	142	366
Exploration and Evaluation Assets, Foreign Currency Translation	0	0
Exploration and Evaluation Assets, Ending Balance	23,546	23,404
Exploration and Evaluation Assets - Drilling		0
Exploration and Evalutation Assets - Management fees		0
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		0
Canada, Haldane
Exploration and Evaluation Assets, Starting Balance	1,433,291
Exploration and Evaluation Assets, Property acquisition	31,250
Exploration and Evaluation Assets, Aircraft charter	30,366
Exploration and Evaluation Assets, Camp, travel and meals	11,274
Exploration and Evaluation Assets, Community relations	1,420
Exploration and Evaluation Assets, Drilling	7,020
Exploration and Evaluation Assets, Field equipment rental	6,788
Exploration and Evaluation Assets, Field supplies and maps	5,397
Exploration and Evaluation Assets, Geochemical	2,100
Exploration and Evaluation Assets, Geological consulting	80,548
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	38
Exploration and Evaluation Assets, Licence and permits	5,335
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	12,251
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	193,787
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	1,627,078	1,433,291
Canada, KRL
Exploration and Evaluation Assets, Starting Balance	139,847
Exploration and Evaluation Assets, Property acquisition	101,000
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	690
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	4
Exploration and Evaluation Assets, Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	13,816
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	500
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	1,630
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	117,640
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	257,487	139,847
Tim
Exploration and Evaluation Assets, Starting Balance	1
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	0
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	50
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	0
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Recovered exploration expenditures	(10,000)
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	(9,950)
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	(9,949)	1
Canada, Others
Exploration and Evaluation Assets, Starting Balance	1,198,997
Exploration and Evaluation Assets, Property acquisition	0
Exploration and Evaluation Assets, Aircraft charter	0
Exploration and Evaluation Assets, Camp, travel and meals	0
Exploration and Evaluation Assets, Community relations	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0
Exploration and Evaluation Assets, Field supplies and maps	0
Exploration and Evaluation Assets, Geochemical	0
Exploration and Evaluation Assets, Geological consulting	2,591
Exploration and Evalutation Assets - Geophysics	0
Exploration and Evaluation Assets, Legal and accounting	0
Exploration and Evaluation Assets, Licence and permits	0
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evalutation Assets - Trenching	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0
Exploration and Evalutation Assets - Writedown of Properties	(87,338)
Exploration and Evaluation Assets, Net Additions	(84,747)
Exploration and Evaluation Assets, Foreign Currency Translation	0
Exploration and Evaluation Assets, Ending Balance	1,114,250	1,198,997
Peru, Yanac
Exploration and Evaluation Assets, Starting Balance	425,012	419,219
Exploration and Evaluation Assets, Property acquisition	0	0
Exploration and Evaluation Assets, Aircraft charter	0	0
Exploration and Evaluation Assets, Camp, travel and meals	0	0
Exploration and Evaluation Assets, Community relations	0	0
Exploration and Evaluation Assets, Drilling	0
Exploration and Evaluation Assets, Field equipment rental	0	0
Exploration and Evaluation Assets, Field supplies and maps	0	0
Exploration and Evaluation Assets, Geochemical	0	0
Exploration and Evaluation Assets, Geological consulting	0	0
Exploration and Evaluation Assets, Legal and accounting	0	0
Exploration and Evaluation Assets, Licence and permits	5,885	5,874
Exploration and Evaluation Assets, Management fees	0
Exploration and Evaluation Assets, Reporting, drafting, sampling, and analysis	0
Exploration and Evaluation Assets, Recovered exploration expenditures	0	0
Exploration and Evalutation Assets - Writedown of Properties	0
Exploration and Evaluation Assets, Net Additions	5,885	5,874
Exploration and Evaluation Assets, Foreign Currency Translation	(6,076)	(81)
Exploration and Evaluation Assets, Ending Balance	424,821	425,012
Exploration and Evaluation Assets - Drilling		0
Exploration and Evalutation Assets - Management fees		0
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		0
Haldane
Exploration and Evaluation Assets, Starting Balance	1,433,291	471,424
Exploration and Evaluation Assets, Property acquisition		178,125
Exploration and Evaluation Assets, Aircraft charter		34,319
Exploration and Evaluation Assets, Camp, travel and meals		129,498
Exploration and Evaluation Assets, Community relations		2,840
Exploration and Evaluation Assets, Field equipment rental		20,381
Exploration and Evaluation Assets, Field supplies and maps		31,110
Exploration and Evaluation Assets, Geochemical		(804)
Exploration and Evaluation Assets, Geological consulting		268,826
Exploration and Evaluation Assets, Legal and accounting		54
Exploration and Evaluation Assets, Licence and permits		1,486
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evaluation Assets, Net Additions		961,867
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		1,433,291
Exploration and Evaluation Assets - Drilling		315,801
Exploration and Evalutation Assets - Management fees		0
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		20,231
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		(40,000)
KRL
Exploration and Evaluation Assets, Starting Balance	139,847	21,545
Exploration and Evaluation Assets, Property acquisition		21,500
Exploration and Evaluation Assets, Aircraft charter		18,093
Exploration and Evaluation Assets, Camp, travel and meals		15,595
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Field equipment rental		2,145
Exploration and Evaluation Assets, Field supplies and maps		933
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		46,880
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evaluation Assets, Net Additions		118,302
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		139,847
Exploration and Evaluation Assets - Drilling		0
Exploration and Evalutation Assets - Management fees		0
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		13,156
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		0
Others
Exploration and Evaluation Assets, Starting Balance	$ 1,198,998	1,197,974
Exploration and Evaluation Assets, Property acquisition		0
Exploration and Evaluation Assets, Aircraft charter		0
Exploration and Evaluation Assets, Camp, travel and meals		37
Exploration and Evaluation Assets, Community relations		0
Exploration and Evaluation Assets, Field equipment rental		513
Exploration and Evaluation Assets, Field supplies and maps		0
Exploration and Evaluation Assets, Geochemical		0
Exploration and Evaluation Assets, Geological consulting		474
Exploration and Evaluation Assets, Legal and accounting		0
Exploration and Evaluation Assets, Licence and permits		0
Exploration and Evaluation Assets, Recovered exploration expenditures		0
Exploration and Evaluation Assets, Net Additions		1,024
Exploration and Evaluation Assets, Foreign Currency Translation		0
Exploration and Evaluation Assets, Ending Balance		1,198,998
Exploration and Evaluation Assets - Drilling		0
Exploration and Evalutation Assets - Management fees		0
Exploration and Evalutation Assets - Reporting, drafting, sampling, and analysis		0
Exploration and Evalutation Assets - Yukon Mining Incentive Refund		$ 0